AMOUNT DUE FROM SKY SOLAR HOLDINGS CO., LTD. (Details) $ in Thousands	1 Months Ended
	Sep. 30, 2015 USD ($) item	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related party transactions
Amount due from Sky Solar Holdings Co., Ltd - Current		$ 0		$ 1,430
Number of other related parties in agreements | item	2
Number of other third parties in agreements | item	2
Settlement amount payable to third parties	$ 1,200
Amounts due to other related parties		$ 28		$ 7,512	$ 2,800
Sky Solar Holdings
Related party transactions
Amount due from Sky Solar Holdings Co., Ltd - Current					$ 1,600
Mr.Su
Related party transactions
Minimum percentage of voting shares held by related party grants us the right of first refusal to purchase shares			50.00%
Amount receivable from related party to settle balances			$ 15,000